INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of inventories [Abstract]
Schedule of inventory	Inventory is composed of the following for the years ended:

	December 31, 2017	December 31, 2016
	$	$
Raw materials	36,396	28,099
Work in process	20,207	18,635
Finished goods	71,630	56,736
	128,233	103,470

Schedule of recorded impairments and reversal of impairment losses of inventory
The Company recorded impairments of inventories to net realizable value in the Company’s consolidated earnings as an expense for each of the years in the three-year period ended December 31, 2017 as follows:

	2017	2016	2015
	$	$	$
Recorded in manufacturing facility closures, restructuring and other related charges	163	1,420	3,724
Recorded in cost of sales	801	2,019	750
	964	3,439	4,474

Disclosure of the amount of inventories included in the Company’s consolidated earnings as an expense
The amount of inventories included in the Company’s consolidated earnings as an expense for each of the years in the three-year period ended December 31, 2017 is as follows:

	2017	2016	2015
	$	$	$
The amount of inventories recognized in earnings as an expense during the period	642,586	575,473	569,374